Segment information	12 Months Ended
Dec. 31, 2020
Segment information
Segment information

5. Segment information

Management has identified one single operating segment, related to the discovery, development and commercialization of small-molecule pharmaceutical products.

Information about products, services and major customers

External income of the Group for the years ended December 31, 2020, 2019 and 2018 is derived from the business of discovery, development and commercialization of pharmaceutical products. Income was earned from the sale of license rights, rendering of research services to a pharmaceutical company and grants earned.

Information about geographical areas

External income is exclusively recorded in the Swiss operating company.

Analysis of revenue from contract with customer and other income by nature is detailed as follows:

	2020	2019	2018
Fees from sale of license rights	—	—	4,876,000
Collaborative research funding	3,612,819	2,762,830	1,167,855
Grants earned	244,298	49,405	609,212
Other service income	22,026	21,430	49,606
Total	3,879,143	2,833,665	6,702,673

Analysis of revenue from contract with customer and other income by major counterparties is detailed as follows:

	2020	2019	2018
Indivior PLC	3,612,819	2,762,830	6,043,855
The Michael J. Fox Foundation	—	—	609,212
Eurostars/Innosuisse	244,298	49,405	—
Other counterparties	22,026	21,430	49,606
Total	3,879,143	2,833,665	6,702,673

For more detail, refer to note 15, “Revenue from contract with customer” and note 16 “Other Income”.

The geographical allocation of long‑lived assets is detailed as follows:

	December 31,	December 31,
	2020	2019
Switzerland	665,012	498,066
United States of America	26,847	141,420
France	389	391
Total	692,248	639,877

The geographical analysis of operating costs is as follows:

	2020	2019	2018
Switzerland	16,050,488	17,409,808	8,119,953
United States of America	64,922	21,214	—
France	7,007	6,800	7,345
Total operating costs (note 17)	16,122,417	17,437,822	8,127,298

There was capital expenditure of CHF 59,414 in 2020 and CHF 28,459 in 2019.